Note Payable - Line of Credit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note Payable - Line of Credit (Details) [Line Items]
Line of credit (in Dollars)	$ 7,000,000	$ 7,000,000
Borrowing amount (in Dollars)	$ 0	$ 0	$ 1,650,000
Bears interest	0.50%	0.50%	4.20%
Interest rate	4.00%	4.00%
Line bears interest		2.75%
Interest rate		3.75%
Bank of America [Member]
Note Payable - Line of Credit (Details) [Line Items]
Borrowing amount (in Dollars)		$ 3,500,000